Right of Use Asset and Lease Liability (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about leases for lessee [Abstract]
Transition to IFRS 16		$ 360,361
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	6.00%
Interest expense on lease liabilities	$ 236,600	$ 87,852